Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	€ 1,767,596		€ 2,731,782
Short-term investments	930,005
Accounts receivable, net	605,288		880,627
Finance receivables, net	265,167		78,853
Current tax assets	57,116		32,105
Inventories, net	1,856,970		1,624,627
Deferred tax assets	103,695		120,720
Other assets	246,005		238,095
Total current assets	5,831,842		5,706,809
Finance receivables, net	38,621
Deferred tax assets	39,443		38,735
Other assets	311,538		307,251
Goodwill	149,168		146,044
Other intangible assets, net	9,943		8,366
Property, plant and equipment, net	1,029,923		1,053,610
Total non-current assets	1,578,636		1,554,006
Total assets	7,410,478		7,260,815
Liabilities and shareholders' equity
Accounts payable	188,961		444,269
Accrued and other liabilities	1,880,370		1,768,647
Current tax liabilities	10,791		14,999
Current portion of long-term debt	3,610		2,587
Provisions	2,280		2,326
Deferred and other tax liabilities	271		214
Total current liabilities	2,086,283		2,233,042
Long-term debt	755,880		733,781
Deferred and other tax liabilities	88,307		176,727
Provisions	7,974		10,012
Accrued and other liabilities	405,141	[1]	663,099	[1]
Total non-current liabilities	1,257,302		1,583,619
Total liabilities	3,343,585		3,816,661
Commitments and contingencies
Cumulative Preference Shares
Ordinary Shares	37,470		38,354
Share premium	483,651		473,043
Treasury shares at cost	(464,574)		(416,417)
Retained earnings	3,931,359		3,270,703
Accumulated other comprehensive income	78,987		78,471
Total shareholders' equity	4,066,893		3,444,154
Total liabilities and shareholders' equity	7,410,478		7,260,815
Common Class B
Liabilities and shareholders' equity
Ordinary Shares

[1]	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems.